Intangible Assets, Net - Components (Details) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Asset Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	$ 3,520	$ 3,520
Accumulated amortization, net of impairment	(3,520)	(3,388)
Total intangible assets, net		132
Website development costs
Asset Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	20	20
Leronlimab (PRO 140) patent
Asset Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	$ 3,500	$ 3,500